UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2018

Date of reporting period: July 31, 2018

Item 1.	Schedule of Investments

The Registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR
§§ 210-12.12-12.14], are attached hereto.

THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY
GROWTH STOCK FUND
JULY 31, 2018 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 99.8%

	Shares	Value
CONSUMER DISCRETIONARY — 15.4%
Comcast, Cl A	269,562	$9,644,929
Lowe’s	30,800	3,059,672
Starbucks	55,000	2,881,450
TJX	88,700	8,626,962
Walt Disney	57,504	6,530,154

		30,743,167

CONSUMER STAPLES — 8.6%
Anheuser-Busch InBev ADR	45,800	4,658,776
Coca-Cola	71,500	3,334,045
PepsiCo	78,600	9,039,000

		17,031,821

ENERGY — 4.8%
Exxon Mobil	55,402	4,515,817
Schlumberger	74,000	4,996,480

		9,512,297

FINANCIAL SERVICES — 12.8%
BlackRock, Cl A	17,790	8,944,100
JPMorgan Chase	95,205	10,943,815
US Bancorp	106,000	5,619,060

		25,506,975

HEALTH CARE — 21.7%
Aetna	12,096	2,278,765
Baxter International	60,500	4,383,225
Becton Dickinson	23,700	5,933,769
CVS Health	89,121	5,780,388
Johnson & Johnson	48,640	6,445,773
Medtronic	82,500	7,443,975
UnitedHealth Group	43,235	10,947,967

		43,213,862

INDUSTRIAL — 8.8%
Emerson Electric	35,040	2,532,691
FedEx	18,600	4,573,182
Honeywell International	14,500	2,314,925

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THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY
GROWTH STOCK FUND
JULY 31, 2018 (Unaudited)

COMMON STOCK — continued

	Shares	Value
INDUSTRIAL — continued
United Technologies	60,000	$8,144,400

		17,565,198

INFORMATION SERVICES — 22.0%
Accenture, Cl A	61,155	9,743,826
Apple	58,580	11,147,188
Mastercard, Cl A	58,715	11,625,570
Microsoft	50,000	5,304,000
Oracle	124,290	5,926,147

		43,746,731

MATERIALS — 5.7%
Air Products & Chemicals	18,570	3,048,637
DowDuPont	120,822	8,308,929

		11,357,566

TOTAL COMMON STOCK

(Cost $120,648,513)		198,677,617

CASH EQUIVALENT (A) — 0.2%

SEI Daily Income Trust, Government Fund, Cl F, 1.690% (Cost $473,005)	473,005	473,005

TOTAL INVESTMENTS — 100.0% (Cost $121,121,518)		$199,150,622

Percentages are based on Net Assets of $199,168,007.
(A)	The rate reported is the 7-day effective yield as of July 31, 2018.

ADR — American Depositary Receipt

Cl — Class

As of July 31, 2018, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP. For the period ended July 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2018, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

HIM-QH-001-3000

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Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2018

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: September 27, 2018